Other Current Liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 1,203	$ 1,536
Charges to earnings	1,855	8,720
Amounts utilized	(2,564)	(9,053)
Balance at end of year	$ 494	$ 1,203